Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Basis of Preparation of the Consolidated Financial Statements
2.	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.a) Applicable accounting framework
The consolidated financial statements of the Company for the fiscal year ended December 31, 2024 are presented in accordance with the IFRS as issued by the IASB. The fiscal year of the Company begins on January 1 and ends on December 31 of each year.
2.b) Material accounting policies
2.b.1) Basis of preparation and presentation
Functional currency
YPF’s functional currency is the U.S. dollar, which has been determined pursuant to the guidelines set out in IAS 21 “The effects of changes in foreign exchange rates”.
Transactions in currencies other than the functional currency of the Company are considered as transactions in foreign currency and are initially recognized in the functional currency using the exchange rate at the date of the transaction (or, for practical reasons, and when the exchange rate has not changed significantly, the average exchange rate of each month). At the end of each reporting period, or at the date of settlement: (i) monetary items in foreign currency are translated at the exchange rate on such date and the exchange differences arising from such translation are recognized in the “Net financial results” line item in the statement of comprehensive income for the period in which they arise; and
(ii) non-monetary
items in foreign currency which are measured in terms of its historical cost, as well as results, are valued in functional currency using the exchange rate at the date of the transaction.
The effects of translating the results and financial position of subsidiaries, associates and joint ventures with functional currency other than the U.S. dollar are recorded in the “Other comprehensive income” line item in the statement of comprehensive income for the period in which they arise.
In the event of total or partial disposal of a subsidiary (resulting in loss of control), an associate or a joint venture whose functional currency is not the U.S. dollar, the translation differences accumulated in the “Other comprehensive income” account in the statement of changes in shareholders’ equity are reclassified to profit or loss for the period. In the event of partial disposal of a subsidiary not resulting in loss of control, the proportionate share of the accumulated translation differences is reclassified to the
“non-controlling
interest” account in the statement of changes in shareholders’ equity.

Presentation currency
The information included in these consolidated financial statements is presented in U.S. dollars, which is the Company’s functional currency.
The consolidated financial statements used by YPF for statutory, legal and regulatory purposes in Argentina are those in pesos and filed with the CNV and approved by the Board of Directors and authorized to be issued on March 6, 2025.
Financial information of subsidiaries, associates and joint ventures with a functional currency of a hyperinflationary economy
Under IAS 29 “Financial reporting in hyperinflationary economies”, the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy have to be restated in terms of the measuring unit current (“inflation-adjusted currency”) at the end of the reporting period.
IAS 29 describes certain quantitative and qualitative factors to be considered to determine whether or not an economy is hyperinflationary. Based on such evaluation, it was concluded that the application of adjustment for inflation had to be resumed; and Law No. 27,468 published in the BO on December 4, 2018, established that annual, for interim and special periods financial statements closing on or after December 31, 2018, are to be filed with the CNV in inflation-adjusted currency, as set out in IAS 29.
Financial statements of subsidiaries with a functional currency of a hyperinflationary economy are restated in compliance with IAS 29 before they are included in the consolidated financial statements of their parent company whose functional currency is of a non-hyperinflationary
economy (U.S. dollar in the case of YPF), without restating the comparative figures.
Subsequently, the results and financial position of such subsidiaries are translated into U.S. dollars at the exchange rate at the closing date of their financial statements. The effect of restatement of comparative figures, which are presented as amounts in inflation-adjusted currency in the financial statements of the previous fiscal year, and which are not adjusted to reflect subsequent variations in general levels of prices or exchange rates are recognized in the “Result from net monetary position in subsidiaries, associates and joint ventures” line under the “Other comprehensive income” line item in the statement of comprehensive income.
These criteria are also applied by the Group for its investments in associates and joint ventures.
When an economy ceases to be hyperinflationary and, therefore, the entity no longer restates its financial statements according to IAS 29, it will use as historical costs the amounts restated to the inflation-adjusted currency at the date the entity ceased restating its financial statements.
Current and
non-current
classification
The presentation in the statement of financial position makes a distinction between current and non-current
assets and liabilities, according to the activities’ operating cycle.
Current assets and liabilities include assets and liabilities that are realized or settled in the
12-month
period following the end of the reporting period. All other assets and liabilities are classified as non-current.

Accounting criteria
These consolidated financial statements have been prepared under the historical cost approach, considering for the “Property, plant and equipment” and “Intangible assets” line items the attributable cost approach adopted from the date of transition to IFRS (January 1, 2011), except for financial assets measured at fair value through profit or loss (see Note 2.b.7)).
Non-monetary
assets and liabilities of subsidiaries with the peso as functional currency were restated to the closing currency.
Consolidation policies
The Group consolidates in the financial statements all subsidiaries over which it exercises control and eliminates intragroup balances and transactions, which are those between consolidated entities. The Group controls an entity when it is exposed to or is entitled to the variable returns arising from its interest in the entity and has the ability to affect those returns through its power over the entity, as defined in IFRS 10.
For the consolidation, the most recent financial statements available of the subsidiaries as of the end of each period are used, considering significant subsequent events and transactions and/or available management information and the transactions between YPF and the subsidiaries that would have produced changes in the equity of the latter. The issuance date of the most recent financial statements of certain companies of the Group may differ from the issuance date of those of YPF, mainly for administrative reasons. Additionally, the accounting principles and criteria used by these companies have been homogenized, where appropriate, with those used by YPF, with the aim of presenting the consolidated financial statements based on uniform measurement and presentation standards.
The Company holds 100% of capital of the consolidated companies, with the exception of the holdings in Metrogas (70%) and
Y-TEC
(51%). The Company concluded that there are no significant
non-controlling
interests requiring the disclosure of additional information, as set out in IFRS 12 “Disclosure of interests in other entities”. The main subsidiaries are described in Note 10.
Joint operations
Interests in JA and other agreements defined as joint operations when the parties have rights to the assets and obligations for the liabilities relating to the joint arrangement, have been recognized on the basis of the share of assets, liabilities, income and expenses related to each joint arrangement in accordance with IFRS 11, and are presented in the statement of financial position and in the statement of comprehensive income, depending on their specific nature. The main JA and other agreements are described in Note 30.
2.b.2) Intangible assets
Intangible assets are measured using the cost model under IAS 38 “Intangible assets”, in which, after initial recognition, the asset is carried at its cost less amortization and any impairment loss.
The estimated useful life and the amortization method of each class of intangible asset are revised annually at the end of each fiscal year and, if appropriate, are adjusted prospectively. The recoverability of these assets is revised as set out in Note 2.b.5).
The Group has no intangible assets with indefinite useful lives as of December 31, 2024, 2023 and 2022.
The main intangible assets of the Group are as follows:
Service concessions
The Group classifies hydrocarbon transportation concessions granted under the Hydrocarbons Law and meeting the conditions established in IFRIC 12 “Service concession arrangements” as intangible assets (see Note 36.a.1)). These assets are amortized using the straight-line method throughout the term of said concessions.

Since the issuance of Decree No. 115/2019, hydrocarbon transportation concessions granted after the publication of such decree are classified in the “Property, plant and equipment” line item in the statement of financial position (see Note 36.a.1)).
Exploration rights
Exploration rights represent the exclusive right to perform all the activities required for the search of hydrocarbons in the area defined in the exploration permit and during the terms specified in each bidding document by the enforcement authority, depending on the purpose of the exploration (conventional or unconventional). See Note 36.a.1).
The Group classifies exploration rights as intangible assets in compliance with IFRS 6 “Exploration for and evaluation of mineral resources”. These assets are not amortized as they are related to investments in fields in evaluation stage.
Exploration costs (geological and geophysical expenses, maintenance costs and other costs relating to the exploration activity), excluding exploratory drilling costs that are capitalized in the “Exploratory drilling in progress” account of the “Property, plant and equipment” line item in the statement of financial position (see Note 2.b.3)), are charged to net income in the statement of comprehensive income.
When the technical reliability and commercial viability of hydrocarbon field exploitation is demonstrable, these assets are reclassified to the “Mining property, wells and related equipment” account of the “Property, plant and equipment” line item in the statement of financial position.
Other intangible assets
The Group classifies as intangible assets mainly all acquisition costs of software licenses and development costs of computer applications. These assets are amortized using the straight-line method based on the estimated useful life of each type of asset, which is 5 years on average.
2.b.3) Property, plant and equipment
Property, plant and equipment are measured using the cost model under IAS 16 “Property, plant and equipment”, in which, after initial recognition, the asset is carried at its cost less any accumulated depreciation and any impairment losses. The initial cost of the asset comprises its cost of acquisition, construction and any other cost directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating, and, if appropriate, the estimate of hydrocarbon wells abandonment costs.
For assets requiring long-term construction to bring them to the conditions required for their use, borrowing costs related to third-party financing are capitalized until the asset is ready to be used, in accordance with the Group’s average debt rate.
Subsequent costs allowing to recover service capacity to achieve continued operation, extend the useful life and/or increase the production capacity of the assets are included in the carrying amount of the assets, or are recognized as a separate asset. Major overhauls are capitalized and depreciated by the straight-line method until the next major overhaul.
Repair, conservation and ordinary maintenance expenses are charged to net income in the statement of comprehensive income in the period in which they are incurred.
The recoverability of these assets is revised as set out in Note 2.b.5).
Any gain or loss arising from the disposal of an asset is charged to net income in the statement of comprehensive income in the period in which such asset is derecognized.

Oil and natural gas production activities
The Group recognizes oil and natural gas exploration and production activities using the successful efforts method. Costs arising from the acquisition of exploitation concessions in areas with proved and unproved reserves are capitalized in the “Mining property, wells and related equipment” account of the “Property, plant and equipment” line item in the statement of financial position. Costs associated with exploration permits are classified as “Exploration rights” of the “Intangible assets” line item in the statement of financial position.
Exploration costs, excluding costs associated with exploratory wells, are charged to net income in the statement of comprehensive income. Costs of drilling exploratory wells, including stratigraphic test wells, are capitalized in the “Exploratory drilling in progress” account of the “Property, plant and equipment” line item in the statement of financial position until the existence of proved reserves justifying their commercial development is determined. If such reserves are not found, those drilling costs are charged to net income in the statement of comprehensive income. Occasionally, upon drilling completion, it may be determined that an exploratory well has reserves that cannot yet be classified as proved reserves. In such cases, the drilling cost of the exploratory well remains capitalized if the well has found a volume of reserves that justifies its development as a productive well, and if sufficient progress has been made in assessing the reserves as well as the economic and operating viability of the project. If any of the mentioned conditions is not met, the exploratory well cost is charged to net income in the statement of comprehensive income. In addition to the above, the exploratory activity involves, in many cases, the drilling of multiple wells in the course of several years in order to evaluate projects completely. Therefore, some exploratory wells may be subject to evaluation for prolonged periods, until a conclusion is reached concerning the wells and any additional exploratory activities required to evaluate and quantify the reserves related to each project. The detail of exploratory well costs in evaluation stage is described in Note 8.
Drilling costs of development wells and dry development wells, and installation costs associated with the development of oil and natural gas reserves are capitalized in the “Mining property, wells and related equipment” account of the “Property, plant and equipment” line item in the statement of financial position.
Depreciation methods and useful lives
The estimated useful life and the depreciation method of each class of asset are revised annually at the end of each fiscal year and, if appropriate, are adjusted prospectively.
Assets related to oil and natural gas production activities are depreciated as follows:

-
The capitalized costs related to productive activities are depreciated by field, on a unit-of-production
method by applying the ratio of produced oil and natural gas to the proved and developed oil and gas reserves.

-
Capitalized costs related to acquisition of mining property and extension of concessions with proved reserves are depreciated by field, using the unit-of-production
method, by applying the ratio of produced oil and natural gas to total proved oil and gas reserves.

Depreciations are adjusted based on changes in the estimates of proved oil and gas reserves after the date of disclosure of such changes. The Group revises the estimates of oil and gas reserves at least once a year. See Note 2.c) “Oil and gas reserves” section.

All other assets not directly affected to oil and natural gas production are depreciated using the straight-line method calculated based on the estimated useful life of each class of asset, as described below:

Years of estimated useful life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20-25
Infrastructure for natural gas distribution	20-50
Transportation equipment	5-25
Furniture, fixtures and installations	10
Selling equipment	10
Other property	10
Land is classified separately from buildings or facilities that may be located on it, and as it is deemed to have an indefinite useful life, it is not subject to depreciation.
Costs related to hydrocarbon wells abandonment obligations
Costs related to hydrocarbon wells abandonment obligations are capitalized at discounted values along with their related assets and are depreciated using the unit-of-production
method. In compensation, a liability is recognized for such concept at the same estimated value of the discounted payable amounts. Changes in the estimates of discounted payable amounts are made considering the current costs based on the best internal and external information available. Those changes are recognized pursuant to the guidelines set out in IFRIC 1 “Changes in existing decommissioning, restoration and similar liabilities”, which indicates that changes in liabilities will be added to or deducted from the cost of the asset corresponding to the current period, considering that, if the decrease in liabilities exceeds the carrying amount of the assets, such excess will be recognized in net income in the statement of comprehensive income.
2.b.4) Leases
As lessee, the Group recognizes, measures and discloses lease liabilities and right-of-use
assets in compliance with IFRS 16 “Leases”. The definition of lease is mainly related to the concept of control. In accordance with IFRS 16, the Group distinguishes between lease contracts and service contracts on the basis of whether an identified asset is under the customer’s control, which exists if the customer has the right to: (i) obtain substantially all of the economic benefits from the use of the asset, and ii) direct the use of the asset.
Lease liabilities are measured as the aggregate amount of future lease payments discounted at the lessee’s incremental borrowing rate (“discount rate”) at the date of initial recognition of each contract. Subsequently, the Group recalculates the lease liabilities to reflect any lease revision or modification or any revision of the so-called
“in-substance”
fixed payments, applying, if applicable, a revised discount rate.
Right-of-use
assets are measured using the cost model under IAS 16 (see Note 2.b.3)) and are initially recognized as the sum equal to the initial measurement of the lease liability considering prepayments net of lease incentives, initial direct costs and estimated dismantling and restoration costs.
Right-of-use
assets are depreciated using the straight-line method based on the term of the lease established in each contract, unless the useful life of the underlying asset is shorter or if there is another more representative basis.
The recoverability of
right-of-use
assets is revised as set out in Note 2.b.5).
The Group continues to recognize short-term leases and leases of low-value
underlying assets as expenses in net income in the statement of comprehensive income in accordance with the option specified under IFRS 16, except for those that are capitalized. Variable lease payments related to the underlying asset performance and/or use of asset are recognized in net income in the statement of comprehensive income.

2.b.5) Impairment of property, plant and equipment, intangible assets and right-of-use
assets
At the closing date of each period, the Group reviews if there is any indication that these assets may have suffered impairment loss or recovery of an impairment loss recognized in previous periods. If such an indication exists, the recoverable amount of the asset is estimated. To such effect, the Group compares their carrying amount with their recoverable amount.
Such assets are grouped into CGUs, the smallest identifiable group of assets generating cash inflows or cash flows independent from those generated by other assets or groups of assets, taking into account regulatory, economic, operational, and commercial conditions.
The assets of the Group’s main CGUs are grouped into: (i) CGUs separated by basins if they correspond to assets of fields with reserves primarily of gas; (ii) a single CGU if they correspond to assets of fields with reserves primarily of oil; and (iii) a single CGU if they correspond to assets affected to oil refining, production of petrochemical products and their commercialization. Changes in regulatory, economic, operating and commercial conditions may alter the grouping of assets into CGUs. A different grouping of assets may result in different estimates of the recoverable amounts of those assets, and, therefore, generate losses or recoveries of additional impairment losses.
If the carrying amount exceeds the recoverable amount of a CGU, an impairment loss is recognized for such excess in value in operating profit or loss in the statement of comprehensive income. Impairment losses are distributed among the CGU’s assets pro rata to their carrying amounts, which are taken into account to calculate depreciation or amortization.
The reversal of an impairment loss is recognized in operating profit or loss in the statement of comprehensive income. To such effect, the carrying amount of the CGU is increased to the revised estimate of its recoverable amount, so that this new amount does not exceed the carrying amount without considering the impairment loss recognized in previous periods.
In compliance with IFRS 6, the recoverability of exploration rights recognized in the “Intangible assets” line item in the statement of financial position is assessed separately, if any events of circumstances suggest that the carrying amount of those assets may exceed their recoverable amount and/or prior to their reclassification to the “Mining property, wells and related equipment” account of the “Property, plant and equipment” line item in the statement of financial position when their technical reliability and commercial viability are demonstrable.
Measuring the recoverable amount
The recoverable amount for each CGU is determined as the higher of (i) its fair value less costs of disposal, i.e. the price that would be received in an orderly transaction between market participants to sell the asset, less the costs of disposal of such assets, if such value is available, reasonably reliable and based on recent negotiations with potential buyers or similar transactions, and (ii) its value in use, i.e. the projections of cash flows generated by the exploitation of the assets, based on the best estimates of income and expenses available in relation to the economic conditions that will prevail during the remaining useful life of the assets, using past results and forecasts of business evolution and market development, discounted at a rate that reflects the weighted average cost of the capital employed.
In calculating value in use, the prices for the purchase and sale of hydrocarbons, refined products and petrochemical products, the current regulations and estimates of capital expenditure standout among the most sensitive aspects included in cash flow projections of the main CGUs. The assessment of the particular and variable circumstances used in cash flow projections requires the use of estimates (see Note 2.c)).
2.b.6) Investments in associates and joint ventures
Associates and joint ventures are accounted for using the equity method (see Note 10).

According to this method, the investment is initially recognized at cost in the “Investments in associates and joint ventures” line item in the statement of financial position, and its carrying amount increases or decreases to recognize the investor’s interest in the profit or loss of the associate or joint venture after the acquisition date, which is reflected in the “Income from equity interests in associates and joint ventures” line item in the statement of comprehensive income. Additionally, its carrying amount increases or decreases to recognize contributions and dividends which have affected the equity of the associate or joint venture. The investment includes, if applicable, the goodwill identified in the acquisition.
Joint arrangements under which the Group has contractually agreed to exercise the joint control with another party are classified either as joint ventures when the parties have rights over the net assets of the joint arrangement, or as joint operations (see Note 2.b.1) “Joint operations” section) when the parties have rights over the assets and obligations for the liabilities relating to the joint arrangement.
Investments in entities over which an investor may exert significant influence, but not control or joint control, are classified as associates.
Investments in associates and joint ventures have been valued based on the most recent financial statements available as of the end of each period, considering significant subsequent events and transactions and/or available management information and transactions between the Group and such related companies that could have produced changes in the equity of the latter. See Note 2.b.1) “Consolidation policies” section.
Interest in companies with negative equity are presented under the “Other liabilities” line item in the statement of financial position.
At the closing date of each period, the Group reviews if there is any indication that these investments may have suffered an impairment in value or recovery of an impairment loss recognized in previous periods. If such an indication exists, the recoverable amount of the investment is estimated. In the event of recognition of impairment in value or recovery of an impairment loss recognized in previous periods, it is recognized in the “Income from equity interests in associates and joint ventures” line item in the statement of comprehensive income.
2.b.7) Financial instruments
The Group’s classification of financial assets is determined by the business model for the management of such assets and the characteristics of contractual cash flows.
A financial asset is measured at amortized cost if the following conditions are met: (i) the objective of the Group’s business model is to hold the asset to collect the contractual cash flows; and (ii) the contractual terms establish payments, on specific dates, solely of principal and interest. These financial assets are initially recognized at fair value plus costs of the transaction incurred and are subsequently measured at amortized cost using the effective interest rate method less any impairment losses. Profit or loss arising from derecognition, modifications, reclassifications at fair value through profit or loss, impairment in value, or from applying the effective interest rate are recognized in the “Net financial results” line item in the statement of comprehensive income.
If a financial asset fails to meet any of the above conditions to be measured at amortized cost, it is measured at fair value through profit or loss. These financial assets are initially recognized at fair value and the costs of the transaction incurred are recognized as expenses in net income in the statement of comprehensive income. Changes in the fair value and results from the sale of these assets are recognized in the “Net financial results” line item in the statement of comprehensive income.
The purchase and sale of financial assets are recognized at the date in which the Group undertakes to purchase or sell those assets. The Group reclassifies financial assets only when the business model used to manage such assets changes.
Financial liabilities are initially recognized at fair value less costs of the transaction incurred and are subsequently measured at amortized cost using the effective interest rate method. Interest on debt instruments is recognized in the “Net financial results” line item in the statement of comprehensive income, except for interest that is capitalized.

In general, the Group uses the transaction price to determine the fair value of a financial instrument on initial recognition.
Impairment of financial assets
The Group evaluates the impairment of its financial assets measured at amortized cost using the expected credit loss model, recognizing in profit or loss for the period the amount of change in the expected credit losses during the lifetime of the financial asset, as an impairment gain or loss in the “Provision for doubtful receivables” account in operating profit or loss in the statement of comprehensive income, and applying the simplified approach allowed under IFRS 9 “Financial instruments” for receivables.
Under IFRS 9, expected credit losses are estimated by preparing a matrix based on maturity tranches, grouping the financial assets by type of customer: (i) related parties; (ii) public sector; and (iii) private sector. These groups are subsequently divided into sub-groups
based on special characteristics indicative of the repayment capacity, such as: (i) payment defaults; (ii) existence of guarantees; and (iii) existence of a legal proceeding already initiated or in process of initiation for collection purposes, among others. Once each group is defined, an expected credit loss rate is assigned, which is calculated on the basis of the historical payment performance adjusted to current economic conditions and forecasts of future economic conditions.
Derecognition and offsetting
Financial assets are derecognized when the rights to receive cash flows from such investments and the risks and benefits related to their ownership have expired or have been transferred.
Financial liabilities are derecognized when they have extinguished, i.e. when the obligation has been paid or cancelled, or has expired. In addition, the Group will account for an exchange of financial instruments with substantially different terms as an extinguishment of the original financial liability, recognizing a new financial liability. Similarly, the Group will account for a substantial modification in the current terms of a financial liability as an extinguishment of the financial liability and the recognition of a new financial liability.
Financial assets and liabilities offset each other when there is a legally enforceable right to set off such assets and liabilities and there is an intention to settle them on a net basis, or to realize the asset and settle the liability simultaneously.
2.b.8) Inventories
Inventories are valued at the lower of cost and net realizable value. Cost includes costs of purchase (less trade discounts, rebates and other similar items), costs of conversion, and other costs which have been incurred in bringing the inventories to their present location and condition for their sale according to the nature of the asset. The net realizable value is the estimated selling price in the ordinary course of business less costs to sell.
In the case of refined products, costs are allocated in proportion to the selling price of such products (isomargin method) due to the difficulty of recognizing the production costs for each product on an individual basis.
The Group assesses the net realizable value of inventories at the end of each period, charging the corresponding value adjustment to net income in the statement of comprehensive income when it exceeds their net realizable value, and reversing such adjustment when the circumstances that caused it change.
2.b.9) Cash and cash equivalents
In the statement of cash flows, cash and cash equivalents include cash in hand, demand deposits with banks and other short-term highly liquid investments with original maturities of up to 3 months. They do not include account overdrafts, which are presented as loans.

2.b.10) Shareholder’s equity
The “Capital” and “Treasury shares” accounts are made up of shares of common stock held at nominal value. The difference between the subscribed amount of capital increases and the nominal value of issued shares is presented in the “Issuance premiums” account.
When the Company buys its own shares to comply with equity-settled share-based benefit plans, the cost incurred is presented in the “Acquisition cost of treasury shares” account. The difference between such cost incurred and the amount accrued from share-based benefit plans presented in the “Share-based benefit plans” account, is presented in the “Share trading premium” account (see Notes 31 and 38).
2.b.11) Share-based benefit plans
The Group maintains share-based benefit plans with the characteristics mentioned in Note 38. Such plans are recorded in accordance with the guidelines set out in IFRS 2 “Share-based payments”.

-
Equity-settled share-based payment transactions are recognized as a straight-line expense over the period of service based on the Group’s estimate of the number of equity instruments that will eventually vest considering their fair value at the grant date, with an offsetting credit entry in the “Share-based benefit plans” account in the statement of changes in shareholders’ equity. At the end of each period, the Group reviews its estimate according to the number of equity instruments it expects will vest based on the grant conditions specified under the respective share-based benefit plan.

-
Cash-settled share-based payment transactions are recognized as a straight-line expense over the period of service based on the Group’s estimate of the number of equity instruments that will eventually vest with an offsetting entry in the “Salaries and social security” line item in the statement of financial position, measured at fair value. Changes in the fair value of the liability are recognized in net income in the statement of comprehensive income. At the end of each period, the Group reviews its estimate according to the number of equity instruments it expects will vest based on the non-market
vesting conditions. The impact of the revision of the original estimates, if applicable, is recognized in the statement of comprehensive income.

2.b.12) Revenues
Revenues from contracts with customers
Under IFRS 15 “Revenues from contracts with customers”, the Group identifies the main contracts with customers (see Note 25) and assesses the goods and services involved in them to determine the performance obligations and their classification into obligations that are satisfied at a point in time and over time.

In contracts related to the sale of goods, revenue is recognized when control of the goods is transferred to the end customer, which occurs when the physical possession of the goods is transferred at the point of delivery based on the contractual terms of the agreements. When the performance obligation is satisfied at a given point in time, the Group recognizes as revenue the transaction price, which is the amount of consideration to which it expects to be entitled in exchange for those goods based on the selling price of each good.
Service contracts and construction contracts establish performance obligations that are satisfied over time. In the case of service contracts, revenue is recognized as the services are effectively provided and in accordance with the contractual terms of the agreements. In the case of construction contracts, revenue is recognized by measuring the degree of progress towards complete satisfaction, where such satisfaction may be reliably measured using the input method as the most appropriate method based on the contractual terms of the agreements and considering the final estimated margin of each project and its degree of progress by the end of the period.
Additionally, and in accordance with the requirements of IFRS 15, revenues are broken down into the following categories: (i) type of good or service; (ii) sales channels; and (iii) target market, according to the reported business segments (see Notes 5 and 25).
Income from National Government incentive programs
Under IAS 20 “Accounting for government grants and disclosure of government assistance”, grants awarded by the National Government are recognized at fair value when there is reasonable assurance that the grants will be received and that the conditions attached to the grant will be complied with.
Income from National Government grants are disclosed in the “National Government incentives” line under the “Revenues” line item in the statement of comprehensive income.
In accordance with the requirements set out in IAS 20, the nature and characteristics of National Government grants are described in Notes 36 and 37.
2.b.13)
Non-current
assets held for sale
Non-current
assets (or disposal group) are classified as held for sale if their carrying amount will be recovered through a sale or disposal transaction rather than through continued use. This condition is considered fulfilled only when the sale or disposal transaction is highly probable and the non-current
asset (or disposal group) is available for immediate sale in its current condition. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the statement of financial position.
As provided for in IFRS 5
“Non-current
assets held for sale and discontinued operations”, for the sale transaction to be highly probable the appropriate level of the Company´s Management must be committed to a plan to sell the asset (or disposal group) and an active program to find a buyer and complete such plan must have been actively initiated. Further, the asset (or disposal group) must be actively marketed for sale at a price that is reasonable in relation to its fair value less costs to sell. In addition, the sale transaction should also be expected to meet the conditions to be recognized as a completed sale within 1 year from the date of classification, with the exceptions permitted by IFRS 5, and the activities required to complete the sale plan should indicate that significant changes to the sale plan are unlikely to be made or that it will be cancelled.
An extension of the period required to complete a sale does not prevent an asset (or disposal group) from being classified as held for sale, if the delay is caused by events or circumstances beyond the entity’s control and there is sufficient evidence that the entity remains committed to its plan to sell the asset (or disposal group).

Non-current
assets (or disposal group) classified as held for sale are measured at the lower of the carrying amount and fair value less costs to sell. Immediately prior to the classification of a non-current
asset (or disposal group) as held for sale, the carrying amount of the non-current
asset (or disposal group) is measured in accordance with applicable IFRS, including IAS 36 “Impairment of assets”. The Group recognizes an impairment loss of the asset (or disposal group) up to fair value less costs to sell. The Group recognizes a gain for any subsequent increase arising from the measurement of fair value less costs to sell of an asset (or disposal group), but not in excess of any accumulated impairment loss previously recognized. A gain or loss not previously recognized on the date of sale of the non-current
asset (or disposal group) is recognized at the date of derecognition.
The Group shall not depreciate or amortize
non-current
assets (or disposal group) while classified as held for sale. However, interest and other expenses attributable to liabilities associated with non-current
assets (or disposal group) classified as held for sale shall continue to be recognized in the statement of comprehensive income.
The Group considers that an impairment loss indicator exists under IAS 36 when a non-current
asset (or disposal group) meets all the requirements of IFRS 5 to be classified as held for sale prior to the approval of the issuance of the financial statements (but not at the end of the reporting period), and the carrying amount of such non-current
asset (or disposal group) exceeds its fair value less costs of disposal. In this case, the Group is required to perform an impairment review of such non-current
asset (or disposal group) separately from its CGU and, if necessary, an impairment loss is recognized in accordance with IAS 36.
2.b.14) New standards issued
As required by IAS 8 “Accounting policies, changes in accounting estimates and errors”, below is a summary of the standards and interpretations issued by the IASB:

•	Standards and interpretations, the application of which is mandatory from January 1, 2024 and which have been adopted by the Group, if applicable
Amendments to IAS 1 - Classification of liabilities
In January 2020, the IASB issued amendments to IAS 1 “Presentation of financial statements” in relation to the classification of liabilities into current and non-current,
which are applicable retroactively to fiscal years beginning on or after January 1, 2024.
The amendments clarify that liabilities classification in current and non-current:

-
Must be based on existing rights at the end of the reporting period to defer settlement by at least 12 months and make explicit that only rights in place at the end of the reporting period should affect the classification of a liability.

-	Is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability.

-	That settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The adoption of these amendments has not had any effects on the Group’s consolidated financial statements.
Amendments to IFRS 16 - Leases
In September 2022, the IASB issued amendments to IFRS 16 related to the measurement of leases in sale and leaseback transactions, as it failed to specify how to measure those leases after initial recognition, which are applicable retroactively to fiscal years beginning on or after January 1, 2024.

Pursuant to this amendment to IFRS 16, a seller-lessee is required to measure lease liabilities arising from a sale and leaseback transaction without recognizing a gain or loss for the right-of-use
it retains and is not prevented from recognizing a gain or loss for the total or partial termination of the lease.
The adoption of these amendments has not had any effects on the Group’s consolidated financial statements.
Amendments to IAS 1 -
Non-current
liabilities with covenants
On October 2022, the IASB issued amendments to IAS 1 in relation to the classification of non-current
liabilities with covenants, which are applicable retroactively to fiscal years beginning on or after January 1, 2024.
The amendments clarify that the classification of loans agreements with covenants as non-current
liabilities may be affected when an entity is required to comply with such covenants on or before the date of the reporting period, even if the covenant is evaluated later.
In addition, certain additional requirements are incorporated related to the disclosure of information in notes, as this will allow users of financial statements to understand the risk that non-current
liabilities might fall due in the 12 months following the reporting period.
The adoption of these amendments has not had any effects on the Group’s consolidated financial statements.
Amendments to IAS 7 and IFRS 7 - Supplier finance arrangements
In May 2023, the IASB issued amendments to IAS 7 “Statement of cash flows” and IFRS 7 “Financial instruments: Disclosures” related to supplier finance arrangements, which are applicable to fiscal years beginning on or after January 1, 2024.
These amendments introduce new disclosure requirements of qualitative and quantitative information in the annual financial statements related to the mentioned supplier finance arrangements, such as contractual terms, carrying amounts of financial liabilities, settlements made and/or maturity dates, among others. The amendments do not require comparative information disclosure.
The adoption of these amendments has not had any effects on the Group’s consolidated financial statements.

•	Standards and interpretations, the application of which is not mandatory as of the closing date of these consolidated financial statements and which have not been adopted by the Group
On August 15, 2023, CNV General Resolution No. 972/2023 was published in the BO, which provides that the earlier application of the IFRS and/or their amendments will not be allowed for issuers filing financial statements with the CNV, unless specifically allowed by such agency. In this sense, the Group did not apply these IFRS and/or its modifications in advance.
Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture
In September 2014, the IASB amended IFRS 10 and IAS 28 to clarify that in transactions involving a controlled entity, the extent of the profit or loss to be recognized in the financial statements depends on whether the sold or contributed controlled company is considered a business in accordance with IFRS 3 “Business combinations”. In December 2015, the IASB indefinitely postponed the application of such modifications.
Amendments to IAS 21 - Lack of exchangeability
In August 2023, the IASB issued amendments to IAS 21 related to the methodology to be applied where there is a lack of exchangeability between two currencies, which are applicable for reporting periods beginning on or after January 1, 2025.

These amendments eliminate the applicable methodology described in IAS 21 where there was a temporary lack of exchangeability between two currencies, and introduce the definition of exchangeability between currencies and an analysis approach that requires each entity to identify whether a currency is exchangeable into another currency for each specific purpose for which such currency would be obtained following a series of parameters, such as an assessment of whether the currency is obtained within an ordinary administrative period, the ability to obtain said currency, among others. Once the absence of exchangeability between two currencies has been identified, the exchange rate should be estimated to represent that which would be obtained in an orderly transaction between market participants and which reflects economic conditions. These amendments do not specify a methodology for estimating the exchange rate to be used, which must be developed by each entity.
Additionally, these amendments incorporate disclosure requirements such as a description of the restrictions giving rise to the absence of exchangeability, a qualitative and quantitative description of the transactions involved, the types of exchange rates used and their estimation method, a description of the risks to which the entity is exposed due to the absence of exchangeability, among others.
As of the date of issuance of these consolidated financial statements, the Group is in the process of evaluating the effects of implementing these amendments.
IFRS 18 “Presentation and disclosure in financial statements”
In April 2024, the IASB issued IFRS 18, which replaces IAS 1, with the objective of providing better information on the financial performance of entities, improving their comparability, which is applicable to fiscal years beginning on or after January 1, 2027.
IFRS 18 introduces the following information requirements that can be distinguished into 2 main groups:

-
To group income and expenses into 3 defined categories: (i) operating; (ii) financing; and (iii) investing, and include certain defined subtotals, such as the operating result and the result before financing and income tax, with the aim of improving the comparability of the statement of comprehensive income.

-
In the event of including performance measures defined by management, the entity must disclose the reason why said measures are useful to users of financial statements, their method of calculation, a reconciliation between to the most directly comparable subtotal from the statement of comprehensive income, among others.

Additionally, IFRS 18 establishes more detailed guidance on how to organize information within the financial statements and whether it should be provided in the primary financial statements or in the notes, with the aim of improving the grouping of information in the financial statements.
As of the date of issuance of these consolidated financial statements, the Group is in the process of evaluating the effects of the application of IFRS 18, which it anticipates will be significant with respect to disclosures and changes of presentation in the financial statements.
Amendments to IFRS 9 and IFRS 7 - Amendments to the classification and measurement of financial instruments
In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 related to certain issues regarding the classification and measurement requirements of IFRS 9 and the disclosure requirements of IFRS 7, which are applicable for periods beginning on or after January 1, 2026:

-	Introduce an accounting policy option for the derecognition of a financial liability when settlement is made through an electronic payment system and certain conditions are met.

-
Clarify on certain assessments that an entity must perform on its financial assets, for example to determine whether a financial instrument contains contractual cash flows that are solely payments of principal and interest, or whether it also contains covenants of a contingent nature that could significantly change the timing or amount of contractual cash flows.

-
Establish amendments to an entity’s disclosures about investments in equity instruments measured at fair value through other comprehensive income, and the requirement to disclose contractual terms that could change the timing or amount of contractual cash flows in certain circumstances.

As of the date of issuance of these consolidated financial statements, the Group is in the process of evaluating the effects of the application of these amendments.
Annual Improvements to IFRS - Volume 11
In July 2024, the IASB issued the Volume 11 of the cycle of annual improvements which are applicable for fiscal years beginning on or after January 1, 2026. In general terms, the improvements include amendments and/or clarifications on certain paragraphs, delete, add and/or update cross-references, replace terms and align the wording between different accounting standards, among others.
A summary of the main modified standards follows:

Accounting standard	Subject of amendment
IFRS 1 “First-time adoption of International Financial Reporting Standards”	Hedge accounting by a first-time adopter

IFRS 7	Gain or loss on derecognition

Guidance on implementing IFRS 7	Disclosure of deferred difference between fair value and transaction price Introduction and credit risk disclosures

IFRS 9	Derecognition of lease liabilities Transaction price

IFRS 10	Determination of a “de facto agent”

IAS 7	Cost method
As of the date of issuance of these consolidated financial statements, the Group is in the process of evaluating the effects of the application of these amendments.
Amendments to IFRS 9 and IFRS 7 - Contracts referencing nature-dependent electricity
In December 2024, the IASB issued amendments to IFRS 9 and IFRS 7 related to nature-dependent electricity contracts, which are applicable for periods beginning on or after January 1, 2026:

-
Clarify the application of the
“own-use”
requirements: The amendments allow an entity to apply the
“own-use”
exemption in such contracts, usually long-term contracts, if the entity has been, and expects to be, a net-purchaser
of electricity for the contract period. The
“own-use”
exemption relieves an entity from measuring such contracts at fair value through profit or loss.

-
Permit hedge accounting if these contracts are used as hedge instruments: Contracts that do not meet the
“own-use”
exemption are accounted for as derivatives and measured at fair value through profit or loss.

-	Add new disclosure requirements that allow investors to understand the effect of these contracts on the entity’s financial performance and cash flows.
As of the date of issuance of these consolidated financial statements, the Group is in the process of evaluating the effects of the application of these amendments.
IFRS 19 “Subsidiaries without public accountability: Disclosures”
In May 2024, the IASB issued IFRS 19 which has not been described as it is not applicable to the Group’s consolidated financial statements.

2.c) Significant estimates and key sources of estimation uncertainty
In preparing the financial statements at a certain date, the Group is required to make estimates and assessments affecting the amount of assets and liabilities recorded and the contingent assets and liabilities disclosed at such date, as well as income and expenses recognized in the fiscal year or period. Actual future profit or loss might differ from the estimates and assessments made at the date of preparation of these consolidated financial statements.
The assumptions relating to the future and other key sources of uncertainty about the estimates made for the preparation of these consolidated financial statements are described below:
Oil and gas reserves
The process of estimating oil and gas reserves is complex and is an integral part of the Group’s decision-making process. It requires significant judgments and estimates based on available oil and gas reserves that are estimated using geological, geophysical, engineering and economic data, which implies a degree of uncertainty and depends on certain factors, assumptions and variables used in such estimation, some of which are beyond the control of the Group. The expected economically recoverable oil and gas reserves and resources have been estimated by qualified internal professionals based on accepted practices in the oil and gas industry.
The Group makes estimates and assumptions related to proved oil and gas reserves in accordance with the rules and regulations set out in Rule
4-10
(a) of Regulation
S-X
of the SEC for the oil and gas industry, which are used for the calculation of depreciations. These proved oil and gas reserves have been estimated by qualified internal professionals and audited by DeGolyer and MacNaughton. See Note 2.b.3) “ Depreciation methods and useful lives “ section.
In addition, as of December 31, 2024, the Group makes reserves and resources estimates within the framework of the Petroleum Resources Management System (“PRMS”). These estimates are consistent with the Company’s management plans with focus on activities and investments in unconventional fields, which considers that one of the drivers on which the YPF’s strategy is based. DeGolyer and MacNaughton Corp. (“DeGolyer and MacNaughton”), an independent international oil and gas consulting firm, has evaluated YPF’s estimated economically recoverable oil and gas reserves and resources under PRMS, and the results of this assessment do not differ significantly from YPF’s estimates. Such estimates incorporate several factors and assumptions including, but no limited to, expected reservoir performance based on geological, geophysical, and engineering assessments; future production volumes based on historical performance and expected future operating and investment activities; oil and gas future prices and quality differentials; and future development and operating costs.
The Company’s Management believes these factors and assumptions are reasonable based on the information available at the time of preparing our estimates. However, these estimates may change substantially as additional data from ongoing development activities and production performance becomes available and as economic conditions impacting oil and gas prices and costs change.
This estimated volume of oil and gas reserves and resources, which is directly associated with projects, investments and business plans, is used to assess the recoverability of Upstream assets and reflects the reserves and resources that the Group currently intends to develop based on the YPF management’s best estimates of future production volumes .See Notes 2.b.5) and 2.c) “ Provision for Impairment of property, plant and equipment, intangible assets and right-of-use
assets” section.
Provisions
The Group’s legal or assumed obligations are recognized, measured and disclosed in compliance with IAS 37 “Provisions, contingent liabilities and contingent assets”. Provisions include both obligations whose occurrence do not depend on future events (as the provision for environmental liabilities and the provision for hydrocarbon wells abandonment obligations), as well as obligations whose fulfillment depend on the occurrence of a future event that is beyond the Group’s control (as the provision for lawsuits and contingencies).

Except for the provision for hydrocarbon wells abandonment obligations and the provision for environmental liabilities whose disbursement dates are estimated on the basis of work plans, the non-current
provision for lawsuits and contingencies, given the nature of the items included, it is not possible to reasonably estimate a specific schedule for the respective disbursement dates.
In relation to the provision for lawsuits and contingencies, the final outcome of complaints, claims and litigation, as well as the category assigned by the Group to a given matter may differ, since estimates are based on the interpretation of rules, contracts, opinions and assessments of the amount of damages. Therefore, any change in the circumstances related to this type of contingencies and the strategy defined in each case might have a significant effect on the provision recognized for lawsuits and contingencies or the category assigned by the Group.
In relation to the provision for environmental liabilities, the Group is subject to several environmental protection laws and regulations imposing penalties for pollution cleanup costs and environmental damages resulting from its operations. The Company believes that the Group’s operations substantially comply with the laws and regulations currently in force relating to environmental protection, as they have been historically interpreted and applied. However, the Company regularly conducts studies in order to gain deeper knowledge of the environmental damage of certain geographic areas where the Group operates, in order to establish their status and any necessary remediation. Until such studies are completed and assessed, the Group cannot estimate the additional costs that will need to be incurred, if any.
In relation to the provision for hydrocarbon wells abandonment obligations, considering the number of wells not yet abandoned, as well as the complexity with respect to several geographic areas where the wells are located, current costs incurred for hydrocarbon wells abandonment are used for estimating future costs, which constitute the best estimate for the provision for hydrocarbon wells abandonment obligations. Changes in laws or regulations related to the abandonment of hydrocarbon wells, in costs, in the useful lives of hydrocarbon wells, in discount rates and/or in the applied technologies have an effect on the reassessment of these estimates. The accounting policies applied to the provision for hydrocarbon wells abandonment obligations are described in Note 2.b.3).
The Group cannot anticipate the legislation or regulations that will be enacted in the future or how future regulations will be administered, which, like the studies in progress, could materially affect the results of operations in the long term.
In relation to certain provisions, contingent liabilities and contingent assets, the Group, in accordance with the exemption contemplated under IAS 37, has decided not to disclose certain critical information that could seriously adversely affect the Group in third-party claims.
Income tax and deferred taxes
The income tax expense for the fiscal year includes both current and deferred income tax expenses, which are determined and disclosed in compliance with IAS 12. The Group regularly assesses the positions taken in tax returns regarding situations in which tax regulations are subject to interpretations and makes provisions where appropriate based on the amounts expected to be paid to tax authorities.
Income tax expense is calculated based on the tax laws enacted or substantially enacted by the end of each period in the countries where the Group operates and generates taxable income. In addition, other factors are considered, such as the evaluation of the options established by such laws and their regulations, the interpretations associated with tax treatments for transactions and/or events not expressly provided for under current tax laws, analyzing if the tax authority might accept an uncertain tax treatment, and estimates related to the timing and realization of deferred taxes, such as the expected effective tax rate at such date.

The application of tax laws in Argentina requires interpretation and, consequently, involves the application of judgement and is open to challenge by the relevant tax authorities, creating uncertainty. Uncertainty about income tax treatments is established in accordance with IFRIC 23 “Uncertainty regarding income tax treatments” based on an assessment of the range of likely tax outcomes and reflecting the strength of technical arguments. In this regard, an assessment is made as to whether it is appropriate to consider the uncertain tax treatment separately or in conjunction with other uncertain tax treatments that may exist based on the approach that best predicts the resolution of the uncertainty and then assesses whether it is probable that the relevant tax authority will accept the tax treatment or succeed in the ultimate applicable legal instance. Otherwise, if the Group concludes it is not probable that the authority will accept an uncertain tax treatment it reflects the effect of the uncertainty by recording the uncertain tax treatment on the basis of the most likely amount or expected value method, depending on which method the Group expects to better predict the resolution of the uncertainty. In making this assessment, the Group utilizes tax knowledge and expertise from qualified internal professionals and takes into consideration tax advice from external advisors.
Deferred tax assets recognize tax loss carryforwards to the extent their offsetting through future taxable income is probable. In assessing the recognition of deferred tax assets, the Group considers the anticipated reversal of deferred tax liabilities, projections of future taxable income and tax planning strategies. Assumptions regarding the generation of future taxable income depend on the Group’s estimates of future cash flows. To the extent future cash flows and taxable income differ significantly from the estimates, the Group’s capacity to realize the recorded net deferred tax assets might be affected.
Also, changes in tax regulations and/or their interpretations may affect such estimates. See Note 18.
Provision for impairment of property, plant and equipment, intangible assets and right-of-use
assets
The main guidelines used in estimating the recoverable amount of property, plant and equipment, intangible assets and right-of-use
assets are described in Note 2.b.5).
Measuring the recoverable amount of an asset involves the Group’s estimates on uncertain issues, such as inflation and deflation effects on costs, the discount rate, the volume of reserves, the distribution over time of production levels associated with such reserves and future prices of products, including the outlooks on supply and demand conditions in the local and international markets for oil, natural gas and refined products, which affect selling prices considered in cash flow projections. The Group’s estimates are subject to changes as new information becomes available.
As regards measurement of CGUs that group assets of fields with oil and gas reserves, cash flow projections are used covering the economically productive life of the fields, limited in most cases by the termination of exploitation concessions, agreements or investment contracts. Cash flow projections are determined using the Group’s best estimate of oil and natural gas future selling prices, volumes of reserves, the distribution over time of production levels associated with such reserves, future investments, production costs, field depletion rates, the supply and demand in local and international markets, the current legislation and contractual conditions, among other factors. The estimates of reserves and resources used in cash flow projections for the calculation of value in use reflect the reserves and resources that the Group expects to develop. In addition, the estimated future cash flow projections include a portion of unproved reserves and resources based on the specific risks of the CGUs. The recoverable amount of CGUs that group assets of fields with oil and gas reserves is determined using a combination of inputs including proved reserves, a certain volume of unproved reserves, a certain volume of contingent resources, and production volumes. See Note 2.c) “Oil and gas reserves” section.
Cash flow projections of CGUs that group assets other than those mentioned in the previous paragraph are estimated based, among other things, on the expected evolution of sales, unit contribution margins, fixed costs, variable costs and investment levels, in line with the outlooks contemplated in business plans and taking into account the current status of each group of assets. Likewise, cash flow projections until the end of an asset’s useful life are estimated by extrapolating cash flow projections based on budgets or forecasts, using the appropriate discount rates.
The prices considered in cash flow projections are based on a combination of projections available in the markets where the Group operates and taking into account the specific circumstances that could affect the different products commercialized by the Group. In general, the Group does not consider temporarily low (or high) prices or margins as an impairment indication (or reversal of an impairment loss). Impairment assessment mainly reflects long-term prices that are consistent with intermediate points between the maximum and minimum ranges observed in the market and that are within the range of price forecasts published by third-party experts of the oil and gas industry and government agencies. Natural gas prices correspond to the average weighted price per basin and sales channel, determined according to current contracts and regulations and the market supply and demand forecast.

2.d) Comparative Information
Amounts and other information corresponding to the fiscal years ended December 31, 2023 and 2022 presented in these financial statements for comparison purposes arise from the consolidated financial statements ended December 31, 2023. Likewise, changes have been made to the comparative figures in Notes 5 and 25 as mentioned in Note 5.
Additionally, from this fiscal year, the Group has made a change in the presentation of the items in the “Financial results, net” line item in the statement of comprehensive income (see Note 29). This change is intended to provide more relevant and detailed information on the origin of financial results and the effects of transactions or conditions that affect the financial situation, financial performance, and cash flows of the Group such as interests and exchange differences generated by loans, among others; and improve the comparability of the Group’s financial statements with its peers. The comparative information for fiscal years ended December 31, 2023 and 2022 has been restated. “Financial income” in the statement of comprehensive income decreased by 4,155 and 1,868, for fiscal years ended December 31, 2023 and 2022, respectively; “Financial costs” in the statement of comprehensive income decreased by 2,830 and 1,327, for fiscal years ended December 31, 2023 and 2022, respectively; and “Other financial results” in the statement of comprehensive income increased by 1,325 and 541, for fiscal years ended December 31, 2023 and 2022, respectively. This change had no effect on the Group’s statements of financial position, statements of changes in shareholders’ equity, statements of cash flows, net financial results and net income.